Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Schedule of fair value of the share options

	17.A- Consultants and Employees	17.B- Directors	17.C- Yissum
Number of share options granted	17,148,722	6,090,000	559,097
Fair value in the grant date (thousands USD)	6,749	3,181	742
Range of share price (USD)	0.11 – 1.80	0.11 – 1.89	1.84
Range of exercise price (USD)	0– 2.30	0.15 – 1.84	0.71
Range of expected share price volatility	40.3%-65.06%	53.75%-61.27%	57.26%
Range of estimated life (years)	1.5 – 9.01	4 – 5	5
Range of weighted average of risk-free interest rate	0.56%-1.98%	0.88%-1.32%	1.15%
Expected dividend yield	-	-	-
Outstanding as of December 31, 2019	26,056,905	3,921,750	223,697
Exercisable as of December 31, 2019	2,691,568	2,013,750	223,697

Employees and consultants [Member]
Statement Line Items [Line Items]
Schedule of fair value of the share options

	2018	2019
Outstanding at January 1	4,609,634	5,647,175
Granted during the year	2,652,500	23,061,122
Exercised during the year	(590,292)	(1,167)
Forfeited or expired during the year	(1,024,667)	(2,650,225)
Outstanding at December 31	5,647,175	26,056,905
Exercisable as of December 31	2,476,800	2,691,568

Directors [Member]
Statement Line Items [Line Items]
Schedule of fair value of the share options

	2018	2019
Outstanding at January 1	3,145,001	2,070,000
Granted during the year	300,000	2,545,000
Exercised during the year	-	-
Forfeited or expired during the year	(1,375,001)	(693,250)
Outstanding at December 31	2,070,000	3,921,750
Exercisable as of December 31	1,913,750	2,013,750